Stockholders Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Stockholders Equity

NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At September 30, 2011, the Company had 4,280,000 shares of its common stock issued and outstanding. The Company does not have any preferred shares issued or authorized.

During the nine months ended September 30, 2011, the Company did not issue any shares of its common stock.

Preferred Stock

On August 18, 2011, the Company filed an amendment to the Articles of Incorporation with the Secretary of State of Wyoming to authorize 25,000,000 shares of Preferred Shares to be designated in any series or classes and with those rights, privileges and preferences to be determined at the discretion of the Company’s Board of Directors. At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company’s shareholders approved the 2011 Hinto Energy, Inc. Stock Option and Award Incentive Plan (“Plan”). The Plan provides for the grant of stock options to directors, officers, employees, consultants, and advisors of the Company. The Plan is administered by a committee consisting of members of the Board of Directors (the "Stock Option Committee"), or in its absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance subject to options. As of the date of this Proxy Statement, the Board has not approved the grant of any options to purchase shares of common stock, nor the conditions, performance or vesting requirements.

Shareholder Capital Contribution

During the nine months ended September 30, 2011, a shareholder of the Company paid the Company’s outstanding legal fees of $90,000. The Company has treated the payment as a capital contribution and credited Additional Paid In Capital for $90,000.

NOTE 4 – STOCKHOLDERS’ EQUITY

The authorized capital stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At December 31, 2010, the Company had 4,280,000 shares of its common stock issued and outstanding. The Company does not have any preferred shares issued or authorized.

During the year ended December 31, 2010, the majority shareholder paid $1,500 in auditing expenses on behalf of the Company. Such payment was treated as a capital contribution and credited to Additional Paid In Capital.